UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06674

Exact name of registrant as specified in charter:	Aberdeen Greater China Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended March 31, 2015 is filed herewith.

Portfolio of Investments (unaudited)

As of March 31, 2015

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS - 98.0%
COMMON STOCKS - 98.0%
CHINA - 21.3%
CONSUMER STAPLES - 1.9%
1,050,000	China Resources Enterprise Ltd.(a)	$2,058,680

ENERGY - 6.1%
2,173,000	CNOOC Ltd.(a)	3,061,213
3,088,000	PetroChina Co. Ltd., H Shares(a)	3,425,224

		6,486,437

FINANCIALS - 6.9%
1,310,000	China Merchants Bank Co. Ltd., A Shares(b)	3,290,003
1,299,952	China Vanke Co. Ltd., A Shares(b)	2,897,822
1,680,000	Yanlord Land Group Ltd.(a)	1,197,517

		7,385,342

HEALTH CARE - 1.2%
840,000	Tong Ren Tang Technologies Co. Ltd., H Shares	1,235,191

MATERIALS - 1.6%
2,350,000	Yingde Gases Group Co. Ltd.(a)	1,733,976

TELECOMMUNICATION SERVICES - 3.6%
299,000	China Mobile Ltd.(a)	3,888,983

		22,788,609

HONG KONG - 60.8%
CONSUMER DISCRETIONARY - 9.3%
3,046,000	Giordano International Ltd.	1,473,367
3,268,000	Global Brands Group Holding Ltd.(c)	636,515
1,280,000	Hongkong & Shanghai Hotels Ltd. (The)(a)	1,803,803
1,918,000	Li & Fung Ltd.	1,872,813
778,200	Samsonite International SA(a)	2,712,927
1,110,000	Shangri-La Asia Ltd.(a)	1,524,418

		10,023,843

CONSUMER STAPLES - 2.5%
200,000	Convenience Retail Asia Ltd.	123,829
270,900	Dairy Farm International Holdings Ltd.	2,543,751

		2,667,580

FINANCIALS - 27.8%
1,352,000	AIA Group Ltd.(a)	8,479,811
1,255,000	Hang Lung Properties Ltd.(a)	3,509,746
85,900	Hong Kong Exchanges and Clearing Ltd.(a)	2,104,493
823,753	HSBC Holdings PLC(a)	7,049,490
241,000	Swire Pacific Ltd., Class A(a)	3,268,189
400,000	Swire Pacific Ltd., Class B(a)	1,026,641
1,334,400	Swire Properties Ltd.(a)	4,333,919

		29,772,289

INDUSTRIALS - 16.9%
156,800	Hong Kong Aircraft Engineering Co. Ltd.(a)	1,693,376
232,000	Jardine Strategic Holdings Ltd.(a)	8,103,865
956,000	Kerry Logistics Network Ltd.(a)	1,406,114
1,180,000	MTR Corp. Ltd.(a)	5,597,233

See Notes to Portfolio of Investments.

Aberdeen Greater China Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of March 31, 2015

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
COMMON STOCKS (continued)
HONG KONG (continued)
INDUSTRIALS (continued)
3,885,000	Pacific Basin Shipping Ltd.(a)	$1,277,950

		18,078,538

INFORMATION TECHNOLOGY - 1.9%
195,000	ASM Pacific Technology Ltd.(a)	2,033,444

TELECOMMUNICATION SERVICES - 1.2%
340,000	Asia Satellite Telecommunications Holdings Ltd.(a)	1,249,458

UTILITIES - 1.2%
553,000	Hong Kong & China Gas Co. Ltd.(a)	1,276,215

		65,101,367

TAIWAN - 14.1%
CONSUMER DISCRETIONARY - 1.4%
151,000	Giant Manufacturing Co. Ltd.(a)	1,456,706

INFORMATION TECHNOLOGY - 9.1%
133,602	MediaTek, Inc.(a)	1,804,396
1,720,000	Taiwan Semiconductor Manufacturing Co. Ltd.(a)	7,993,803

		9,798,199

TELECOMMUNICATION SERVICES - 3.6%
1,090,000	Taiwan Mobile Co. Ltd.(a)	3,810,800

		15,065,705

UNITED STATES - 1.8%
CONSUMER DISCRETIONARY - 1.8%
24,500	Yum! Brands, Inc.	1,928,640

Total Common Stocks		104,884,321

Total Long-Term Investments - 98.0% (cost $107,029,295)		104,884,321

SHORT-TERM INVESTMENT - 0.6%
$695,000	Repurchase Agreement, Fixed Income Clearing Corp., 0.00% dated 03/31/2015, due 04/01/2015 repurchase price $695,000 collateralized by a U.S. Treasury Bond, maturing 11/15/2043; total market value of $712,606	695,000

Total Short-Term Investment - 0.6% (cost $695,000)		695,000

Total Investments - 98.6% (cost $107,724,295) (d)		105,579,321

Other Assets in Excess of Liabilities - 1.4%		1,458,982

Net Assets - 100.0%		$107,038,303

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	China A shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.

(c)	Non-income producing security.

(d)	See Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

PLC	-	Public Limited Company

See Notes to Portfolio of Investments.

Aberdeen Greater China Fund, Inc.

Notes to Portfolio of Investments (unaudited)

March 31, 2015

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

Aberdeen Greater China Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1	Level 2	Level 3	Total

Investments, at Value
Equities
China	$7,423,016	$15,365,593	$—	$22,788,609
Hong Kong	6,650,275	58,451,092	—	65,101,367
Taiwan	—	15,065,705	—	15,065,705
United States	1,928,640	—	—	1,928,640
Repurchase Agreement	—	695,000	—	695,000

Total	$16,001,931	$89,577,390	$—	$105,579,321

Amounts listed as “—” are $0 or round to $0.

The Fund held no Level 3 securities at March 31, 2015.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2.

During the period ended March 31, 2015, a security issued by Taiwan Mobile Co. Ltd. in the amount of $3,810,800, transferred from Level 1 to Level 2 because there was a valuation factor applied at March 31, 2015. Also, securities issued by Giordano International Ltd. and Global Brands Group Holding Ltd. in the amounts of $1,473,367 and $636,515, respectively, transferred from Level 2 to Level 1 because there was no valuation factor applied at March 31, 2015.

For the period ended March 31, 2015, there have been no significant changes to the fair valuation methodologies.

b.	Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on the Fund’s repurchase agreement, see the Portfolio of Investments. The Fund held a repurchase agreement of $695,000 as of March 31, 2015. The value of the related collateral exceeded the value of the repurchase agreement at March 31, 2015.

c.	Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized depreciation as of March 31, 2015 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$107,724,295	$13,421,432	$(15,566,406)	$(2,144,974)

Aberdeen Greater China Fund, Inc.

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Greater China Fund, Inc.

BY:	/s/ Alan Goodson
Alan Goodson, Principal Executive Officer of Aberdeen Greater China Fund, Inc.

Date: May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Alan Goodson
Alan Goodson, Principal Executive Officer of Aberdeen Greater China Fund, Inc.

Date: May 21, 2015

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Greater China Fund, Inc.

Date: May 21, 2015